Financial Risks Management (Tables)	12 Months Ended
Dec. 31, 2021
Foreign exchange rates [abstract]
Summary of Sensitivity of Cash and Cash Equivalents and Expenses to Variation of Ten Percent of the US Dollars Against the Euro
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2019, 2020 and 2021. It includes, in particular, the upfront payment in December 2021 by Ipsen for the licensing agreement entered into with GENFIT and its equity purchase in the Company :

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2019/12/31	2020/12/31	2021/12/31
Cash and cash equivalents denominated in US dollars	153,438	111,221	81,713
Equivalent in euros, on the basis of the exchange rate described below	136,582	90,637	72,146
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	151,758	100,708	80,163
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	124,166	82,398	65,588

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2019/12/31	2020/12/31	2021/12/31
Expenses denominated in US dollars	40,355	47,277	12,566
Equivalent in euros, on the basis of the exchange rate described below	35,922	38,528	11,095
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	39,914	42,808	12,328
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	32,657	35,025	10,086

Summary of Cash, Cash Equivalents and Financial Assets

Cash, cash equivalents and financial assets	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
At origin, denominated in EUR
Cash and cash equivalents	139,863	80,391	186,609
Current and non current financial assets	1,614	1,391	4,355
Total	141,477	81,782	190,964
At origin, denominated in USD
Cash and cash equivalents	136,884	90,637	72,147
Current and non current financial assets	113	67	76
Total	136,997	90,704	72,223
Total, in EUR
Cash and cash equivalents	276,748	171,029	258,756
Current and non current financial assets	1,727	1,458	4,431
Total	278,474	172,486	263,187